SCHEDULE OF SECURITIES ISSUED IN MERGER (Details) - Hudson Capital [Member]	Feb. 14, 2022 shares
Business Acquisition [Line Items]
Total Securities Issued in Merger	14,161,989
Series A2 Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	1,264,360
Series A 1A Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	4,473,547
Series Seed Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	7,020
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	7,389,850
Series A4 Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	568,930
Series Seed Warrants [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	4,165
Equity Awards for Ordinary Shares [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	195,829	[1]
Common Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	257,766	[1]
Warrant [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	522	[1]

[1]	Only ordinary shares were adjusted in the March 24, 2023 reverse stock split.